Fair Value Measurement - Assets Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 1 [Member] | Assets measured at fair value on a recurring basis [Member] | U.S. Treasury securities and obligations of U.S. government agencies [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 1 [Member] | Assets measured at fair value on a recurring basis [Member] | Obligations of states and political subdivisions [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 1 [Member] | Assets measured at fair value on a recurring basis [Member] | Mortgage-backed securities in government sponsored entities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 1 [Member] | Assets measured at fair value on a recurring basis [Member] | Equity securities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets		676
Level 1 [Member] | Assets measured at fair value on a nonrecurring basis [Member] | Impaired Loans [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 1 [Member] | Assets measured at fair value on a nonrecurring basis [Member] | Other Real Estate Owned [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 1 [Member] | Assets measured at fair value on a nonrecurring basis [Member] | Mortgage Servicing Rights [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 2 [Member] | Assets measured at fair value on a recurring basis [Member] | U.S. Treasury securities and obligations of U.S. government agencies [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets	54,286	49,704
Level 2 [Member] | Assets measured at fair value on a recurring basis [Member] | Obligations of states and political subdivisions [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets	79,338	66,219
Level 2 [Member] | Assets measured at fair value on a recurring basis [Member] | Mortgage-backed securities in government sponsored entities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets	69,435	87,518
Level 2 [Member] | Assets measured at fair value on a recurring basis [Member] | Equity securities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets	434
Level 2 [Member] | Assets measured at fair value on a nonrecurring basis [Member] | Impaired Loans [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 2 [Member] | Assets measured at fair value on a nonrecurring basis [Member] | Other Real Estate Owned [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 2 [Member] | Assets measured at fair value on a nonrecurring basis [Member] | Mortgage Servicing Rights [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets	308	60
Level 3 [Member] | Assets measured at fair value on a recurring basis [Member] | U.S. Treasury securities and obligations of U.S. government agencies [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 3 [Member] | Assets measured at fair value on a recurring basis [Member] | Obligations of states and political subdivisions [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets	468	517
Level 3 [Member] | Assets measured at fair value on a recurring basis [Member] | Mortgage-backed securities in government sponsored entities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 3 [Member] | Assets measured at fair value on a recurring basis [Member] | Equity securities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 3 [Member] | Assets measured at fair value on a nonrecurring basis [Member] | Impaired Loans [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets	22,084	22,569
Level 3 [Member] | Assets measured at fair value on a nonrecurring basis [Member] | Other Real Estate Owned [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets	471	1,097
Level 3 [Member] | Assets measured at fair value on a nonrecurring basis [Member] | Mortgage Servicing Rights [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets